Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
	Ecolab Inc.	2,859,511	760,687
	Fastenal Co.	13,244,470	614,544
			1,375,231
Consumer Discretionary (16.2%)
*	Amazon.com Inc.	70,074,627	14,594,443
*	Tesla Inc.	29,683,162	11,034,715
	Costco Wholesale Corp.	4,714,652	4,697,821
*	Netflix Inc.	44,877,853	4,315,006
	McDonald's Corp.	7,625,546	2,369,943
	TJX Cos. Inc.	12,003,581	1,916,972
*	Uber Technologies Inc.	22,339,986	1,606,915
	Booking Holdings Inc.	344,616	1,450,944
	Starbucks Corp.	12,517,895	1,121,478
*	O'Reilly Automotive Inc.	9,422,191	869,762
	Hilton Worldwide Holdings Inc.	2,592,087	788,202
	Marriott International Inc. Class A	2,396,069	783,682
*	AutoZone Inc.	189,104	638,752
*	Airbnb Inc. Class A	4,416,794	557,753
	Yum! Brands Inc.	3,247,382	504,903
*	Carvana Co.	1,597,472	502,213
*	Chipotle Mexican Grill Inc.	15,235,371	487,684
*	Roblox Corp. Class A	7,468,739	422,432
*	Take-Two Interactive Software Inc.	2,108,163	416,362
	Royal Caribbean Cruises Ltd.	1,476,818	406,391
	Expedia Group Inc.	1,449,887	334,764
*	Live Nation Entertainment Inc.	2,079,627	317,164
	Las Vegas Sands Corp.	4,206,033	226,621
	Rollins Inc.	4,231,790	226,020
*	Lululemon Athletica Inc.	1,443,931	221,066
*	Copart Inc.	6,037,654	200,450
*	Burlington Stores Inc.	511,269	166,357
*	Flutter Entertainment plc	1,228,848	125,281
	TKO Group Holdings Inc.	600,415	121,074
*	Trade Desk Inc. Class A	4,200,276	95,304
			51,520,474
Consumer Staples (0.2%)
*	Monster Beverage Corp.	7,910,635	573,205
Energy (0.4%)
	Targa Resources Corp.	2,489,509	624,195
	EQT Corp.	4,169,388	265,340
	Texas Pacific Land Corp.	412,931	195,960
*	First Solar Inc.	827,501	163,233
	Venture Global Inc. Class A	5,062,278	79,781
			1,328,509
Financials (1.6%)
	Moody's Corp.	1,699,139	741,249
	S&P Global Inc.	1,647,720	700,841
*	Robinhood Markets Inc. Class A	9,010,790	624,448
	Apollo Global Management Inc.	4,757,770	530,111
	Blackstone Inc.	4,376,245	503,224
	MSCI Inc.	829,847	447,296
*	Coinbase Global Inc. Class A	2,504,710	437,348
	LPL Financial Holdings Inc.	1,017,033	305,954
	Ares Management Corp. Class A	2,705,793	295,202
	Interactive Brokers Group Inc. Class A	3,050,037	204,566
	Tradeweb Markets Inc. Class A	1,658,068	195,088

		Shares	Market Value ($000)
[1]	Blue Owl Capital Inc.	9,087,419	82,968
			5,068,295
Health Care (5.3%)
	Eli Lilly & Co.	8,967,852	8,248,361
*	Intuitive Surgical Inc.	3,840,610	1,770,483
*	Vertex Pharmaceuticals Inc.	2,787,689	1,244,815
	Stryker Corp.	3,767,086	1,237,827
*	Boston Scientific Corp.	16,351,487	1,026,056
*	IDEXX Laboratories Inc.	926,728	520,719
*	Alnylam Pharmaceuticals Inc.	1,564,640	517,692
	ResMed Inc.	1,747,933	392,376
*	Veeva Systems Inc. Class A	1,835,978	322,508
*	Dexcom Inc.	4,852,240	304,721
	Zoetis Inc.	2,449,532	289,559
*	Insmed Inc.	1,526,168	249,559
	West Pharmaceutical Services Inc.	981,012	245,881
*	Waters Corp.	697,725	207,782
*	Insulet Corp.	602,886	126,510
*,2	ABIOMED Inc. CVR	15	—
			16,704,849
Industrials (7.6%)
	Visa Inc. Class A	17,375,419	5,251,547
	Mastercard Inc. Class A	8,468,641	4,231,441
	GE Vernova Inc.	2,899,281	2,530,782
*	Boeing Co.	8,483,010	1,688,373
	General Electric Co.	5,400,593	1,532,526
	Howmet Aerospace Inc.	4,429,795	1,020,890
	Quanta Services Inc.	1,672,954	918,485
	Sherwin-Williams Co.	2,638,499	845,771
	TransDigm Group Inc.	635,519	736,541
	Cintas Corp.	3,839,637	649,436
	WW Grainger Inc.	522,120	569,534
	Old Dominion Freight Line Inc.	2,254,231	440,477
	Vulcan Materials Co.	1,571,886	428,025
*	Block Inc. (XNYS)	6,582,801	396,153
*	Axon Enterprise Inc.	898,099	381,414
*	Mettler-Toledo International Inc.	259,082	326,754
	Verisk Analytics Inc.	1,705,462	323,611
	Comfort Systems USA Inc.	227,917	314,295
*	Fair Isaac Corp.	274,073	292,584
*	Bloom Energy Corp. Class A	1,808,345	245,013
*	Rocket Lab Corp.	3,767,947	241,978
	Martin Marietta Materials Inc.	407,252	239,741
	HEICO Corp. Class A	934,880	197,344
[1]	Sunbelt Rentals Holdings Inc.	2,927,616	190,558
	HEICO Corp.	509,838	139,798
*	Symbotic Inc.	1,484,941	78,999
			24,212,070
Real Estate (1.1%)
	Welltower Inc.	7,595,006	1,501,609
	Equinix Inc.	1,090,396	1,068,850
	Realty Income Corp.	5,744,990	351,478
	SBA Communications Corp.	1,399,823	240,924
*	CoStar Group Inc.	5,550,135	223,892
			3,386,753
Technology (65.9%)
	NVIDIA Corp.	242,629,354	42,314,559
	Apple Inc.	154,319,451	39,164,734
	Microsoft Corp.	78,080,552	28,903,078
	Alphabet Inc. Class A	61,226,674	17,606,342
	Broadcom Inc.	45,209,432	13,992,771
	Alphabet Inc. Class C	48,589,675	13,938,434
	Meta Platforms Inc. Class A	23,044,175	13,184,264
*	Advanced Micro Devices Inc.	17,401,570	3,540,001
*	Palantir Technologies Inc. Class A	23,202,467	3,394,057
	Lam Research Corp.	13,385,597	2,859,967
	Oracle Corp.	18,456,920	2,715,198
	KLA Corp.	1,417,012	2,086,423

		Shares	Market Value ($000)
	Amphenol Corp. Class A	13,322,384	1,683,283
	Applied Materials Inc.	4,335,534	1,481,842
*	Palo Alto Networks Inc.	8,900,779	1,426,973
	Intuit Inc.	3,036,001	1,312,706
*	ServiceNow Inc.	11,424,625	1,194,445
*	Adobe Inc.	4,503,967	1,094,824
*	AppLovin Corp. Class A	2,688,850	1,070,162
	Vertiv Holdings Co. Class A	4,244,868	1,063,679
*	Sandisk Corp.	1,634,765	1,038,632
*	Crowdstrike Holdings Inc. Class A	2,642,878	1,031,806
	Texas Instruments Inc.	5,049,495	980,309
	Marvell Technology Inc.	9,778,281	968,539
	Seagate Technology Holdings plc	2,446,057	958,267
	Salesforce Inc.	4,923,867	919,138
*	Cadence Design Systems Inc.	3,082,137	856,433
*	Synopsys Inc.	2,137,312	847,402
*	Cloudflare Inc. Class A	3,450,289	711,933
*	DoorDash Inc. Class A	3,966,660	595,594
	Monolithic Power Systems Inc.	539,765	590,152
*	Autodesk Inc.	2,437,305	583,491
*	Fortinet Inc.	6,874,676	561,799
*	Snowflake Inc.	3,718,944	560,891
	Teradyne Inc.	1,846,086	547,291
	Western Digital Corp.	2,005,330	542,422
*	Datadog Inc. Class A	3,885,781	458,716
*	Workday Inc. Class A	2,602,153	338,072
*	CoreWeave Inc. Class A	3,799,974	294,384
*	Coherent Corp.	1,218,864	290,346
	VeriSign Inc.	1,093,233	271,515
*	MongoDB Inc.	1,016,188	248,732
*	Reddit Inc. Class A	1,789,531	240,960
*	Zscaler Inc.	1,434,323	201,221
*	Atlassian Corp. Ltd. Class A	2,442,069	166,671
*,1	Super Micro Computer Inc. (XNGS)	7,111,433	161,927
*	HubSpot Inc.	449,510	109,725
*	GoDaddy Inc. Class A	1,288,689	106,536
*	Pinterest Inc. Class A	5,684,031	104,245
*	Tyler Technologies Inc.	260,463	89,177
			209,404,068
Telecommunications (1.1%)
*	Arista Networks Inc.	11,627,603	1,427,637
	Motorola Solutions Inc.	1,859,102	806,794
	T-Mobile US Inc.	2,562,892	538,284
*	Ciena Corp.	930,667	361,313
*	Lumentum Holdings Inc.	473,898	333,037
			3,467,065
Utilities (0.1%)
	Waste Connections Inc. (XTSE)	3,009,020	488,785
Total Common Stocks (Cost $165,112,099)			317,529,304
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.687% (Cost $268,600)	2,686,254	268,599
Total Investments (100.0%) (Cost $165,380,699)			317,797,903
Other Assets and Liabilities—Net (0.0%)			26,535
Net Assets (100%)			317,824,438
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,252.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,266 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	271	129,619	(280)
E-mini S&P 500 Index	June 2026	42	13,799	71
				(209)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Salesforce Inc.	8/31/2026	BANA	3,821	(3.590)	96	—
Visa Inc. Class A	8/31/2026	BANA	135,685	(3.630)	—	(1,270)
					96	(1,270)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	317,529,304	—	—	317,529,304
Temporary Cash Investments	268,599	—	—	268,599
Total	317,797,903	—	—	317,797,903
Derivative Financial Instruments
Assets
Futures Contracts[1]	71	—	—	71
Swap Contracts	—	96	—	96
Total	71	96	—	167
Liabilities
Futures Contracts[1]	(280)	—	—	(280)
Swap Contracts	—	(1,270)	—	(1,270)
Total	(280)	(1,270)	—	(1,550)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.